Basis of Preparation - Schedule of Write-off for Damaged Assets and Expenses and Insurance Recoveries (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Write-Off For Damaged Assets [Abstract]
Inventory write-down	$ 613	$ 660	$ 165	$ 80
Property, plant & equipment	1,081
Additional expense & losses	1,612
Subtotal	3,306
Total	1,637
Insurance recovery	1,669	334
Pending insurance recovery		$ 1,335
Pending insurance recovery, operating activity	1,090
Pending insurance recovery, investing activity	$ 245